INVESTMENT IN NONCONSOLIDATED AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF FAIR VALUE CONVERSION

Fair value of the conversion feature	December 31, 2023
Expected volatility (%)	135.70%
Risk free interest rate (%)	5.08%
Expected dividend yield	0.0%
Contractual term (years) (*)	0.25
Conversion price (Canadian dollars)	(US$0.04) CAD0.054
Underlying share price (Canadian dollars)	(US$0.01) CAD0.01
Fair value (U.S. dollars in thousand)	$1

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

SCHEDULE OF EQUITY INVESTMENT

	Year ended December 31, 2024	April 5, 2023 Through December 31, 2023

Revenue	353	455
Gross loss	(170)	(73)
Net loss	(3,399)	(1,839)

	As of December 31,	As of December 31,
	2024	2023

Current assets	683	551
Noncurrent assets	41	1,766
Current liabilities	1,724	2,187
Stakeholders deficit	(1,698)	(643)